PRINCIPAL ACTIVITIES AND ORGANIZATION (Financial Information of Variable Interest Entities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Cash and cash equivalents		$ 118,572	$ 152,984	$ 179,718	$ 18,862
Term deposits		134,055	116,284	103,331
Restricted Cash		1,640	3,767
Deferred tax liabilities, non-current	[1]	6,979	9,159
Total net revenues		406,691	332,324	196,702
Net income		(517)	(78,612)	(1,333)
Net cash provided by operating activities		(11,970)	6,211	24,274
Net cash (used in)/provided by investing activities		(19,110)	(21,017)	(41,450)
Net cash provided by financing activities		1,427	(13,306)	176,751
Effect of exchange rate changes on cash and cash equivalents		(4,759)	1,378	1,281
Net increase/(decrease) in cash and cash equivalents balance		(34,412)	(26,734)	160,856
Consolidated variable interest entities [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents		103,794	29,508
Term deposits		66,296	72,159
Restricted Cash		1,640	3,767
Other intercompany receivable to WFOEs		608	91,605
Other intercompany receivable		3	138
Total current assets		287,997	306,508
Total non-current assets		362,919	375,510
Total assets		650,916	682,018
Intercompany payable to WFOEs for the service fees		20,139	11,468
Other intercompany payable to WFOEs		39,089	97,053
Other intercompany payable		185,551	163,468
Total current liabilities		312,523	349,814
Deferred tax liabilities, non-current		6,840	8,859
Total liabilities		319,363	358,673
Total net revenues		377,506	275,372	139,886
Net income		36,136	18,751	21,098
Net cash provided by operating activities		30,287	30,094	14,538
Net cash (used in)/provided by investing activities		$ 45,017	$ (9,415)	$ (8,027)
Net cash provided by financing activities
Effect of exchange rate changes on cash and cash equivalents		$ (1,018)	$ (2,643)	$ (2,851)
Net increase/(decrease) in cash and cash equivalents balance		$ 74,286	$ 18,036	$ (3,660)

[1]	All of the VIEs' assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 1(e)).